Description of business and organization - Reorganization and VIE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 05, 2020 CNY (¥) item	Apr. 30, 2022 item	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Nov. 12, 2019 USD ($) $ / shares shares
Description of business and organization
Authorized capital amount | $									$ 50
Authorized capital | shares									10,000,000,000
Par value of Authorized shares | $ / shares									$ 0.000005
Number of equity method investments transferred | item		3
Number of investment and consulting companies | item		2
Current assets
Cash at bank			¥ 737,384		¥ 877,959		$ 106,911
Restricted cash			40,957		23,004		5,938
Accounts receivable - third parties, net			418,222		184,546		60,636
Accounts receivable - related parties, net			482,992		768,747
Notes receivable			145,442		137,710		21,087
Inventories			131,555		223,319		19,074
Amounts due from related parties			911,589		41,278		132,168
Prepayments and other assets			412,934		200,075		59,870	¥ 195,617
Total current assets			3,281,075		2,456,638		475,711
Non-current assets
Long-term investments			489,764		1,354,049		71,009
Property and equipment, net			118,449		103,156		17,173
Intangible assets, net			36,689		31,026		5,319
Other non-current assets - third parties			26,029		19,904		3,773
Other non-current assets - related parties			213,695		1,929		30,983
Total non-current assets			969,952		1,510,064		140,628
Total assets			4,251,027		3,966,702		616,339
Current liabilities
Short-term borrowings			870,000		932,000		126,138
Accounts payable - third parties			1,024,194		649,967		148,494
Accounts payable - related parties			239,891		111,531		34,781
Amounts due to related parties			191,174		376,906		27,718
Current liabilities - third parties			4,706		2,685		682
Current liabilities - related parties			316,667		363,285		45,912
Accrued expenses and other current liabilities			738,603		458,979		107,087
Total current liabilities			3,599,402		3,022,657		521,863
Non-current liabilities
Non-current liabilities - third parties			70		317		10
Non-current liabilities - related parties			282,080		472,749		40,898
Other non-current liabilities			30,716		16,292		4,453
Total non-current liabilities			828,818		489,358		120,167
Total liabilities			4,428,220		3,512,015		642,030
Restricted cash pledged for notes payable			40,957		23,004
Notes receivable pledged for notes payable			25,034		110,550
Consolidated revenues, net loss and cash flow information
Revenues			3,557,137	$ 515,736	2,779,063	¥ 2,241,063
Net loss			(1,539,301)	(223,179)	(1,179,615)	(439,659)
Net cash used in operating activities			405,765	58,833	872,325	368,046
Net cash used in investing activities			(283,530)	(41,108)	(1,391,361)	(91,112)
Net cash provided by financing activities			537,767	77,969	2,192,792	1,138,126
Net increase in cash and restricted cash			(122,622)	(17,778)	(102,913)	668,945
Cash and restricted cash at the beginning of the year			900,963	130,627	1,003,876	334,931
Cash and restricted cash at the end of the year			778,341	$ 112,849	900,963	1,003,876
Paid-in-capital			¥ 5,919,660				$ 858,270
VIE's
Description of business and organization
Percentage of ownership interest in VIE			100.00%	100.00%
Consideration for purchase of equity interest in VIE			¥ 0		0
Working Capital	¥ 20,000
Number of equity method investments spun off | item	3
Current assets
Cash at bank					642,293
Restricted cash			0		23,004
Accounts receivable - third parties, net					184,546
Accounts receivable - related parties, net					813,364
Notes receivable					137,710
Inventories					223,319
Amounts due from related parties					42,604
Prepayments and other assets					182,589
Total current assets					2,249,429
Non-current assets
Long-term investments					441,586
Property and equipment, net					94,387
Intangible assets, net					31,026
Other non-current assets - third parties					19,904
Other non-current assets - related parties					1,929
Total non-current assets					588,832
Total assets					2,838,261
Current liabilities
Short-term borrowings			0		932,000
Accounts payable - third parties			0		622,867
Accounts payable - related parties					159,528
Notes payable					127,304
Amounts due to related parties					2,452,787
Current liabilities - third parties			0		2,685
Current liabilities - related parties			0		363,285
Accrued expenses and other current liabilities			0		442,588
Total current liabilities					5,103,044
Non-current liabilities
Non-current liabilities - third parties			0		317
Non-current liabilities - related parties			0		472,749
Other non-current liabilities			0		16,292
Total non-current liabilities					489,358
Total liabilities					5,592,402
Restricted cash pledged for notes payable					23,004
Amount of intercompany accounts receivable					57,039
Amount of intercompany accounts payable					59,622
Notes receivable pledged for notes payable					110,550
Amount of intercompany due from related parties					1,326
Amount of intercompany due to related parties					2,143,777
Consolidated revenues, net loss and cash flow information
Revenues			936,520		2,755,780	2,241,536
Net loss			2,793,301		(1,106,865)	(495,741)
Net cash used in operating activities			224,031		(817,989)	(312,311)
Net cash used in investing activities			165,672		(436,280)	(91,112)
Net cash provided by financing activities			(1,055,000)		1,047,854	940,204
Net increase in cash and restricted cash			(665,297)		(206,415)	536,781
Cash and restricted cash at the beginning of the year			665,297		871,712	334,931
Cash and restricted cash at the end of the year					665,297	871,712
Amount of intercompany revenue			265,452		26,290	31,394
Amount of net cash used in operating activities from intercompany transactions			228,428		33,405	75,361
Amount of net cash provided by financing activities from intercompany transactions			157,000		2,067,268	0
Amount of intercompany net income (loss)			¥ 2,981,707		(44,361)	¥ 21,950
Paid-in-capital					¥ 10,000
Mr. Shufu Li
Description of business and organization
Par value of Authorized shares | ¥ / shares			¥ 1.00